U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



      1.   Name and address of issuer: Prudential High Yield
           Fund,  Inc.,  Three Gateway Center,  Newark,  New
           Jersey 07102.

      2. Name of each series or class of funds for which this notice is filed: The Fund offered four classes of shares designated Class A, Class B, Class C and Class Z shares during the fiscal year ended December 31, 1996.

      3.   Investment Company Act File Number:  811-2896.
           Securities Act File Number: 2-63394.

      4. Last day of fiscal year for which this notice is filed: December 31, 1996.

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                        [ ]

      6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction
           A.6):

      7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None/$0.

      8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-
           2: None/$0.

      9.   Number  and  aggregate sale price  of  securities
           sold      during       the      fiscal      year:
           266,958,513/$2,196,236,731.

     10.   Number  and  aggregate sale price  of  securities
           sold  during   the fiscal year in  reliance  upon
           registration    pursuant    to    rule     24f-2:
           266,958,513/$2,196,236,731.

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 22,084,830/$181,172,994.

    12.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance   on  rule  24f-2  (from   item   10):
$2,196,236,731

        (ii) Aggregate price of shares issued in
             connection with dividend reinvestment
             plans  (from  item  11,  if  applicable):     +
181,172,994

       (iii) Aggregate price of shares redeemed or
             repurchased during the fiscal year
             (if                                applicable):
(2,292,273,718)

        (iv) Aggregate price of shares redeemed or
             repurchased and previously applied
             as a reduction to filing fees
             pursuant to rule 24e-2
             (if    applicable):                           +
-0-

         (v) Net aggregate price of securities
             sold and issued during the fiscal
             year in reliance of rule 24f-2
             [line (i), plus line (ii), less
             line (iii), plus line (iv)]
             (if                                applicable):
(85,136,007)

        (vi) Multiplier prescribed by section
             6(b) of the Securities Act of 1933
             or other applicable law or regulation
             (see   instruction   C.6):                    x
1/3300

       (vii) Fee due [line (i) or line (v)
             multiplied  by  line   (vi)]:                 $
25,798.79

Instructions:Issuers  should  complete  lines  (ii),  (iii),
             (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13.   Check  box  if  fees  are being  remitted  to  the
          Commission's   lockbox depository as described  in
          section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                  [X]

          Date of mailing or wire transfer of filing fees to
          the   Commission's  lockbox  depository:  February
          ,1997.


                            SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                       /s/ S. Jane Rose
                                   By    (S.   Jane    Rose,
Secretary)


     Date February 26, 1997














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